Note 7 - Pension, Post-Retirement and Post-Employment Plans (Details) - Changes in Company's Post-retirement Medical Benefit Obligations (USD $) In Millions, unless otherwise specified	10 Months Ended	9 Months Ended	12 Months Ended
	Oct. 31, 2013	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2012
Change in Accumulated Postretirement Benefit:
Employee contributions	$ 0.2
Successor [Member] | Domestic Postretirement Benefit Plan of Foreign Entity [Member]
Change in Accumulated Postretirement Benefit:
Balance			6.8
Acquisitions		6.7
Service cost			0.1
Interest cost on the projected benefit obligation		0.1	0.3
Employee contributions		0	0
Actuarial loss/(gain) due to assumption change		0.1	0.5
Benefits and expenses paid		(0.1)	(0.3)
Balance		6.8	7.4
Benefits paid		(0.1)	(0.3)
Defined Benefit Plan, Funded Status of Plan		6.8	7.4
Successor [Member] | Foreign Postretirement Benefit Plan [Member]
Change in Accumulated Postretirement Benefit:
Acquisitions		0.3
Employee contributions		0
Balance		0.3	0.3
Benefits paid		0
Defined Benefit Plan, Funded Status of Plan		0.3	0.3
Predecessor [Member] | Domestic Postretirement Benefit Plan of Foreign Entity [Member]
Change in Accumulated Postretirement Benefit:
Balance	6.9			6.0
Service cost				0.1
Interest cost on the projected benefit obligation	0.2			0.3
Employee contributions	0.2			0.3
Actuarial loss/(gain) due to assumption change	(0.1)			0.6
Actuarial loss/(gain) due to plan experience	(0.1)			0.2
Benefits and expenses paid	(0.5)			(0.6)
Balance	6.6			6.9
Benefits paid	(0.5)			(0.6)
Defined Benefit Plan, Funded Status of Plan	6.6			6.9
Predecessor [Member] | Foreign Postretirement Benefit Plan [Member]
Change in Accumulated Postretirement Benefit:
Balance	0.4
Employee contributions	0
Actuarial loss/(gain) due to assumption change	(0.1)
Other				0.4
Balance	0.3			0.4
Benefits paid	0
Defined Benefit Plan, Funded Status of Plan	$ 0.3			$ 0.4